Total
T. Rowe Price Financial Services Fund, Inc.
T. ROWE PRICE Financial Services Fund Investor Class I Class SUMMARY
Investment Objective(s)
The fund seeks long-term growth of capital and a modest level of income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Financial Services Fund, Inc. - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Financial Services Fund, Inc.		Investor Class	I Class
Management fees		0.64%	0.64%
Distribution and service (12b-1) fees
Other expenses		0.19%	0.04%
Acquired fund fees and expenses		0.06%	0.06%
Total annual fund operating expenses	[1]	0.89%	0.74%	[2]
[1]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[2]	Restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Financial Services Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	91	284	493	1,095
I Class	76	236	411	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies in the financial services industry. In addition, the fund may invest in companies, such as providers of financial software, that derive substantial revenues (at least 50%) from conducting business in the financial services industry.

For purposes of selecting investments, the fund defines the financial services industry broadly. It includes (but is not limited to) the following:
  regional and money-center banks;
  insurance companies;
  home, auto, and other specialty finance companies;
  securities brokerage firms and electronic trading networks;
  investment management firms;
  publicly traded, government-sponsored financial enterprises;
  thrift and savings banks;
  financial conglomerates;
  foreign financial services companies;
  electronic transaction processors for financial services companies real estate companies; and
  securities exchanges.
Security selection is based on fundamental, bottom-up analysis that seeks to identify high quality companies with good appreciation prospects. The fund will have no restrictions on the market capitalization (stock price multiplied by shares outstanding) of its holdings. The adviser may use both growth and value approaches in selecting investments for the fund. In the growth area, the portfolio manager may seek companies with capable management, attractive business niches, sound financial and accounting practices, and/or a demonstrated ability to increase revenues, earnings, and cash flow consistently. In the value area, the portfolio manager may seek companies whose current stock prices appear undervalued in terms of earnings, projected cash flow, or asset value per share, that have appreciation potential temporarily unrecognized by the market, or that may be temporarily out of favor. The stocks of many companies held by the fund are expected to pay a dividend.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in convertible securities and foreign stocks in keeping with its objective(s).

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Financial services companies A fund that focuses its investments in specific industries or sectors is more susceptible to adverse developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in financial services companies, the fund may perform poorly during a downturn in the financial services industry. Financial services companies can be adversely affected by, among other things, regulatory changes, the availability of capital and cost to borrow, the rate of debt defaults, interest rate movements, and price competition.

Convertible securities Convertible securities are subject to risks associated with both equity and fixed income securities, including market risk, credit risk, and interest rate risk. In addition, convertible securities may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
FINANCIAL SERVICES FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/12	19.97%	Worst Quarter	9/30/11	-23.04%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price Financial Services Fund, Inc.	1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class	29.73%	10.06%	11.57%			Sep. 30, 1996
Investor Class | Returns after taxes on distributions	28.56%	8.77%	10.81%			Sep. 30, 1996
Investor Class | Returns after taxes on distributions and sale of fund shares	18.39%	7.73%	9.48%			Sep. 30, 1996
I Class	29.92%			13.31%		Nov. 29, 2016
Russell 3000® Financial Index (reflects no deduction for fees, expenses, or taxes)	32.93%	11.66%	12.82%	14.62%	[1]	Nov. 29, 2016
Lipper Financial Services Funds Index	29.01%	9.16%	10.78%	9.82%	[1]	Nov. 29, 2016
[1]	Return since 11/29/16.

Updated performance information is available through troweprice.com.